Impairments (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses for IFRS 9	kr (10)	kr 7
Impairment of financial assets			kr (59)
Reversal of previous write-downs			110
Established credit losses	(25)		(47)
Reserves applied to cover established credit losses	40		46
Recovered credit losses		0	1
Net credit losses			kr 51
12-month expected credit losses
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses for IFRS 9	(19)	6
Lifetime expected credit losses | Financial instruments not credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses for IFRS 9	11	14
Lifetime expected credit losses | Financial instruments credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses for IFRS 9	kr (17)	kr (13)